PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Prepaid land use rights	¥ 803,253		¥ 765,114
Less: Accumulated amortization	(28,689)		(8,157)
Prepaid land use rights, net	774,564		756,957
Amortization of prepaid land use rights	19,729	¥ 532
Prepaid land use rights
Net book value of an asset pledged as security for bank loans	¥ 752,859		¥ 13,241